SEGMENT REPORTING - Summary of reconciliations of total assets of the segments - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	Dec. 31, 2018	Mar. 31, 2018
Segment Reporting Information [Line Items]
Consolidated total assets	$ 1,649,854,735	$ 1,769,925,858
Crude Tankers
Segment Reporting Information [Line Items]
Consolidated total assets	758,372,068	778,059,153
Product Carriers
Segment Reporting Information [Line Items]
Consolidated total assets	885,220,388	986,293,935
Corporate unrestricted cash and cash equivalents
Segment Reporting Information [Line Items]
Consolidated total assets	2,507,658	4,776,106
Other unallocated amounts
Segment Reporting Information [Line Items]
Consolidated total assets	$ 3,754,621	$ 796,664